May 5, 2023

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Securities Act of 1933, as amended, of Themes ETF Trust

Ladies and Gentlemen:

On behalf of Themes ETF Trust, a newly registered investment company pursuant to Section 8(a) of the 1940 Act, we enclose the initial registration statement on Form N-1A, registering each of the separate series contained within this registration statement.

If you have any questions concerning the foregoing, please contact the undersigned at (513) 304-5605 or Wade.Bridge@Practus.com.

Regards,

/s/ Wade Bridge

On behalf of Practus, LLP

WADE BRIDGE ● PARTNER

11300 Tomahawk Creek Pkwy ● Ste. 310 ● Leawood, KS 66211 ● p: 513.304.5605

Practus, LLP ● Wade.Bridge@Practus.com ● Practus.com